Multimanager Small Cap Growth Portfolio
Annual Portfolio Operating Expenses (expenses that you may pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Multimanager Small Cap Growth Portfolio	Class A Shares	Class B Shares
Management Fee	0.85%	0.85%
Distribution and/or Service Fees (12b-1 fees)	0.25%	0.25%
Other Expenses	0.20%	0.20%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Portfolio Operating Expenses	1.32%	1.32%

Expense Example - Multimanager Small Cap Growth Portfolio (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	134	418	723	1,590
Class B Shares	134	418	723	1,590